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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALPS Advisors, Inc.
Address: 1290 Broadway, Suite 1100
         Denver, CO 80203

Form 13F File Number: 028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley J. Swenson
Title: Chief Compliance Officer
Phone: 303-623-2577

Signature, Place, and Date of Signing:

/s/ Bradley J. Swenson   Denver, Colorado   May 13, 2010
----------------------   ----------------   ------------
      [Signature]          [City, State]       [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-05690               Matrix Asset Advisors, Inc.
28-06683               TCW Investment Management Co.
28-03579               Schneider Capital Management Corp.
28-04129               M.A. Weatherbie and Co., Inc.
28-03791               Pzena Investment Management
28-12592               The Bank of New York Mellon
28-04557               Wellington Management Company, LLP
28-13552               Arrow Investment Advisors, LLC
28-13456               GNI Capital, Inc.
28-05923               Cornerstone Capital Management, Inc.
28-05179               Mazama Capital Management, Inc.
028-10679              Clough Capital Partners LP

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          33
Form 13F Information Table Value Total: $224,532.86 (thousands)

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   ----

NONE

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Form 13(F) Information Table

                                                                                                             VOTING AUTHORITY
                              TITLE OF               VALUE       SHARES OR  SH/ PUT/ INVESTMENT  OTHER   ------------------------
NAME OF ISSUER                  CLASS      CUSIP   (X$1,000)    PRN AMOUNT  PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5             COLUMN 6  COLUMN 7   COLUMN 8
--------------------------- ------------ --------- ----------- ------------ --- ---- ---------- -------- ------------ ------ ----
iPath Dow Jones AIG Dow
  Jones Commodity           ETN          06738C778   $6,200.52   155,792.00  SH        DEFINED             155,792.00
Ishares Barclays Int ETF    ETF          464288638   $7,161.46    68,847.00  SH        DEFINED              68,847.00
iShares MSCI EAFE ETF       ETF          464287465  $23,253.61   415,243.00  SH        DEFINED             415,243.00
iShares S&P 500 Index       ETF          464287200  $54,934.72   468,167.00  SH        DEFINED             468,167.00
iShrs Barclays TIPS ETF     ETF          464287176  $13,237.82   127,397.00  SH        DEFINED             127,397.00
Vngrd Emerging Mkt ETF      ETF          922042858   $7,793.22   184,761.00  SH        DEFINED             184,761.00
Vngrd REIT ETF              ETF          922908553   $5,773.16   118,254.00  SH        DEFINED             118,254.00
Vngrd Short-Term Bnd ETF    ETF          921937827  $17,544.51   219,279.00  SH        DEFINED             219,279.00
Vngrd Small-Cap ETF         ETF          922908751  $12,547.10   199,192.00  SH        DEFINED             199,192.00
Vngrd Total Bond Mkt ETF    ETF          921937835  $32,418.70   409,327.00  SH        DEFINED             409,327.00
Financial SPDR              ETF          81369Y605   $2,923.56   183,066.00  SH        DEFINED             183,066.00
Materials SPDR              ETF          81369Y100   $2,918.29    86,136.00  SH        DEFINED              86,136.00
Consumer Discr SPDR         ETF          81369Y407   $2,916.32    88,804.00  SH        DEFINED              88,804.00
Industrial SPDR             ETF          81369Y704   $2,911.64    93,232.00  SH        DEFINED              93,232.00
Tech. Select Sector         ETF          81369Y803   $2,908.46   125,962.00  SH        DEFINED             125,962.00
Consumer Staple SPDR        ETF          81369Y308   $2,887.01   103,440.00  SH        DEFINED             103,440.00
Energy SPDR                 ETF          81369Y506   $2,882.90    50,120.00  SH        DEFINED              50,120.00
Health Care SPDR            ETF          81369Y209   $2,858.62    89,109.00  SH        DEFINED              89,109.00
Utilities SPDR              ETF          81369Y886   $2,840.72    95,873.00  SH        DEFINED              95,873.00
ECOPETROL SA SPON. ADR      common Stock 279158109     $405.40  14,310.0000  SH        DEFINED            14,310.0000
ICICI BANK LTD-SPON ADR     common Stock 45104G104   $1,016.52  23,806.0000  SH        DEFINED            23,806.0000
INFOSYS TECH-ADR            common Stock 456788108   $1,144.51  19,448.0000  SH        DEFINED            19,448.0000
STERLITE INDUSTRIES - ADR   common Stock 859737207   $1,172.13  62,984.0000  SH        DEFINED            62,984.0000
SUNTECH POWER HOLDINGS CO   common Stock 86800C104     $548.20  39,101.0000  SH        DEFINED            39,101.0000
VIVO PARTICIPACOES SA ADR   common Stock 92855S200     $541.93  19,990.0000  SH        DEFINED            19,990.0000
YINGLI GREEN ENERGY - ADR   common Stock 98584B103     $174.95  13,732.0000  SH        DEFINED            13,732.0000
Blackstone Group LP Limited
  Liability                 Common Stock 09253U108   $1,656.90   118,350.00  SH        DEFINED             118,350.00
Internet Capital            Common Stock 46059C205   $2,063.32   244,180.00  SH        DEFINED             244,180.00
Leucadia National Co        Common Stock 527288104   $4,776.92   192,540.00  SH        DEFINED             192,540.00
MVC Capital Inc             Common Stock 553829102   $2,597.98   191,450.00  SH        DEFINED             191,450.00
Prospect Energy Corp        Common Stock 74348T102   $1,085.60    89,350.00  SH        DEFINED              89,350.00
MOBILE TELES-ADR            common Stock 607409109     $238.71   4,301.0000  SH        DEFINED             4,301.0000
BAIDU.COM - SPON ADR        common Stock 056752108     $227.46     381.0000  SH        DEFINED               381.0000
                                                   $224,562.86 4,315,924.00                              4,315,924.00